LONG TERM INCENTIVE PLANS ("LTIP") - Share Based Compensation Expense (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-cash share based compensation	CAD 5.0		CAD 13.7
Amounts capitalized in the period	(0.1)		(0.5)
Non-cash share based compensation expense	4.9	[1]	13.2
Expense (reduction) for share-based compensation	4.1		19.1
Cash-settled RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense (reduction) for share-based compensation	(0.2)		3.6
Phantom DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense (reduction) for share-based compensation	CAD (0.6)		CAD 2.3

[1]	See Notes 2 and 14.